Taxation - Schedule of Reconciliation Between the Provision for Income Taxes (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Reconciliation Between the Provision for Income Taxes [Abstract]
PRC statutory income tax rate	25.00%	25.00%
Impact of different tax rates in other jurisdictions	113.40%	(3.10%)
Effect of preferential tax rate	47.70%	(10.40%)
Non-deductible items	20.10%	1.40%
Effect of government subsidies	(347.30%)	0.00%
Change in valuation allowance	103.10%	(9.50%)
Effective tax rate	(38.00%)	3.40%